Statements of Cash Flows - Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities	₩ 712,740		₩ 663,827
Beginning balance	11,993,602	₩ 8,896,342
Cash flows	(265,423)	61,701
Exchange rate changes	60,283	73,399
Fair value changes	(102,585)	(25,101)
Business Combinations	1,420	1,744,839
Other changes	453,355	1,242,422
Ending balance	12,804,479	11,993,602
Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	11,993,602
Ending balance		11,993,602
Impact of adopting K-IFRS No.1116
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities			663,827
Short-term borrowings [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	80,000	130,000
Cash flows	(59,860)	(87,701)
Exchange rate changes	(2)
Business Combinations	465	36,201
Other changes		1,500
Ending balance	20,603	80,000
Short-term borrowings [Member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	80,000
Ending balance		80,000
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,104,996	252,817
Cash flows	(89,882)	139,406
Exchange rate changes	1,129	2,281
Business Combinations		1,708,638
Other changes	6,294	1,854
Ending balance	2,022,537	2,104,996
Long-term borrowings [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,104,996
Ending balance		2,104,996
Debentures [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,466,852	7,086,187
Cash flows	693,444	321,671
Exchange rate changes	59,157	55,523
Fair value changes	223	1,911
Other changes	1,157	1,560
Ending balance	8,220,833	7,466,852
Debentures [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	7,466,852
Ending balance		7,466,852
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	0
Cash flows	(393,398)
Business Combinations	955
Other changes	441,356
Ending balance	712,740	0
Lease liabilities [member] | Impact of adopting K-IFRS No.1116
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Lease liabilities			₩ 663,827
Long-term payables - other [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,393,027	1,641,081
Cash flows	(428,153)	(305,644)
Exchange rate changes	(84)
Other changes	6,819	1,057,590
Ending balance	1,971,609	2,393,027
Long-term payables - other [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,393,027
Ending balance		2,393,027
Derivative financial liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,184	39,470
Cash flows	626	(4,031)
Exchange rate changes	83	13,595
Fair value changes	(3,850)	(7,163)
Other changes		(37,687)
Ending balance	1,043	4,184
Derivative financial liabilities [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	4,184
Ending balance		4,184
Derivative financial assets [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	(55,457)	(253,213)
Cash flows	11,800	(2,000)
Exchange rate changes		2,000
Fair value changes	(98,958)	(19,849)
Other changes	(2,271)	217,605
Ending balance	(144,886)	(55,457)
Derivative financial assets [member] | Previously stated [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	₩ (55,457)
Ending balance		₩ (55,457)